Financial instruments and risk management - Summary of derivative financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Total net derivative instruments	$ 54	$ (264)
Derivative financial assets	556	267
Derivative financial liabilities	(502)	(531)
Non-current derivative financial instruments	468	238
Current derivative financial instruments	88	29
Current liabilities	(95)	(50)
Non-current liabilities	(407)	(481)
Total net derivative instruments	54	(264)
Derivatives designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	124	99
Derivative financial liabilities	(404)	(276)
Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	432	168
Derivative financial liabilities	(98)	(255)
Interest rate swaps [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	70	99
Interest rate swaps [member] | Derivatives designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	70	99
Derivative financial liabilities	(137)	(127)
Cross currency interest rate swaps [member] | Derivatives designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial liabilities	(221)	(149)
Aluminium Embedded Derivatives | Derivatives designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	54
Derivative financial liabilities	(46)
Aluminium Embedded Derivatives | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	346	140
Derivative financial liabilities		(238)
Currency Forward Contracts Options And Swaps | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets		7
Derivative financial liabilities	(68)	(2)
Aluminium forward contracts [member] | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	26	21
Derivative financial liabilities	(19)	(9)
Other embedded derivatives [member] | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	6
Derivative financial liabilities		(5)
Other commodity contracts [member] | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	54
Derivative financial liabilities	(11)	(1)
Due within 1 year [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	88	29
Derivative financial liabilities	(95)	(50)
Between 1 and 5 years [Member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	153	31
Derivative financial liabilities	(205)	(233)
More than 5 years [member]
Disclosure Of Financial Instruments [Line Items]
Derivative financial assets	315	207
Derivative financial liabilities	$ (202)	$ (248)